Sichenzia Ross Friedman Ference LLP
1065 AVENUE OF THE AMERICAS NEW YORK NY 10018
TEL 212 930 9700 FAX 212 930 9725 WEB WWW. SRFF.COM

April 7, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, D.C. 20549

Re:	Callisto Pharmaceuticals, Inc.

Ladies and Gentlemen:

Attached hereto please find Callisto Pharmaceuticals, Inc.’s Preliminary Proxy Statement for a special stockholders meeting to be held in May 2006. Please contact me at (212) 398-4627 with any questions or comments. My fax number is (212) 930-9725.

Thank you.

Very truly yours,

    /s/ Jeffrey J. Fessler